Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER GOVERNMENT MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Global Opportunities Fund

Oppenheimer Global Real Estate Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Government Cash Reserves

Oppenheimer Government Money Market Fund

Oppenheimer Institutional Government Money Market Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund

Oppenheimer International Growth and Income Fund

Oppenheimer International Growth Fund

Oppenheimer International Small-Mid Company Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Main Street Fund®

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER GLOBAL OPPORTUNITIES FUND | OPPENHEIMER GLOBAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Global Opportunities Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Global Real Estate Fund | Oppenheimer Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Global Real Estate Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Global Value Fund | Oppenheimer Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Global Value Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER GOLD & SPECIAL MINERALS FUND | OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Gold & Special Minerals Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER GOVERNMENT CASH RESERVES | OPPENHEIMER GOVERNMENT CASH RESERVES/CO/
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Government Cash Reserves

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER GOVERNMENT MONEY MARKET FUND | OPPENHEIMER GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Government Money Market Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Institutional Government Money Market Fund | Oppenheimer Institutional Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Institutional Government Money Market Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER INTERNATIONAL BOND FUND | OPPENHEIMER INTERNATIONAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer International Bond Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer International Diversified Fund | Oppenheimer International Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer International Diversified Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer International Growth & Income Fund | Oppenheimer International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer International Growth and Income Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER INTERNATIONAL GROWTH FUND | OPPENHEIMER INTERNATIONAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer International Growth Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer International Small-Mid Co Fund | OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer International Small-Mid Company Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER LIMITED-TERM BOND FUND | OPPENHEIMER LIMITED-TERM BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Limited-Term Bond Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND | OPPENHEIMER LIMITED TERM GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Limited-Term Government Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Macquarie Global Infrastructure Fund | Oppenheimer Macquarie Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Macquarie Global Infrastructure Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER MAIN STREET FUNDS | Oppenheimer Main Street Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ommf_SupplementTextBlock

Oppenheimer Main Street Fund®

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”